Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,333,327.60
Previously Paid Amount	0.00
Total Fee Amount	19,794.34
Total Offset Amount	0.00
Net Fee	$ 19,794.34